Short-Term and Long-Term Debts - Additional Information (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Weighted average interest rate for outstanding debts	5.72%	5.72%	5.92%
Short-term borrowings	¥ 579,776,131	$ 90,979,527	¥ 355,816,940
Long term debt	1,424,386,034	223,517,251	2,206,574,921
Unused lines of Credit [Member]
Short-term borrowings	615,000,000	96,000,000	705,000,000
Long term debt	1,012,000,000	159,000,000	193,000,000
Lease Financing [Member]
Financing lease receivables, collateralized	945,403,768	148,354,481	1,083,014,892
Long term debt	¥ 0	$ 0	¥ 401,761,874